Shareholders' equity - Issued and Outstanding Share Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Number
Number of shares outstanding, beginning balance (shares)	110,111,074	108,391,625	106,397,037
Purchase of subordinate voting shares (shares)	(853,500)
Excess of purchase price over average share capital amount (shares)	0
Issuance of subordinate voting shares in business combination (note 5) (shares)		16,946
Convert multiple voting shares to subordinate voting shares (shares)		0	0
Exercise of stock options (shares)	742,134	1,702,503	1,994,588
Settlement of RSUs (shares)	3,550
Number of shares outstanding, ending balance (shares)	110,003,258	110,111,074	108,391,625
$
Shareholders’ equity, opening balance	$ 399.1	$ 243.6	$ 146.1
Issuance of subordinate voting shares in business combination (note 5)		1.5
Exercise of stock options	2.4	3.1	1.2
Shareholders’ equity, closing balance	$ 520.2	$ 399.1	$ 243.6
Multiple Voting Shares
Number
Number of shares outstanding, beginning balance (shares)	51,004,076	70,894,076	83,308,154
Purchase of subordinate voting shares (shares)	0
Excess of purchase price over average share capital amount (shares)	0
Issuance of subordinate voting shares in business combination (note 5) (shares)		0
Convert multiple voting shares to subordinate voting shares (shares)		(19,890,000)	(12,414,078)
Exercise of stock options (shares)	0	0	0
Settlement of RSUs (shares)	0
Number of shares outstanding, ending balance (shares)	51,004,076	51,004,076	70,894,076
Subordinate Voting Shares
Number
Number of shares outstanding, beginning balance (shares)	59,106,998	37,497,549	23,088,883
Purchase of subordinate voting shares (shares)	(853,500)
Excess of purchase price over average share capital amount (shares)	0
Issuance of subordinate voting shares in business combination (note 5) (shares)		16,946
Convert multiple voting shares to subordinate voting shares (shares)		19,890,000	12,414,078
Exercise of stock options (shares)	742,134	1,702,503	1,994,588
Settlement of RSUs (shares)	3,550
Number of shares outstanding, ending balance (shares)	58,999,182	59,106,998	37,497,549
Share capital
$
Shareholders’ equity, opening balance	$ 112.6	$ 106.1	$ 103.3
Purchase of subordinate voting shares	(38.7)
Excess of purchase price over average share capital amount	37.1
Issuance of subordinate voting shares in business combination (note 5)		1.5
Convert multiple voting shares to subordinate voting shares		0.0	0.0
Exercise of stock options	3.7	5.0	2.8
Settlement of RSUs	0.0
Shareholders’ equity, closing balance	114.7	112.6	106.1
Share capital | Multiple Voting Shares
$
Shareholders’ equity, opening balance	1.4	1.9	2.2
Purchase of subordinate voting shares	0.0
Excess of purchase price over average share capital amount	0.0
Issuance of subordinate voting shares in business combination (note 5)		0.0
Convert multiple voting shares to subordinate voting shares		(0.5)	(0.3)
Exercise of stock options	0.0	0.0	0.0
Settlement of RSUs	0.0
Shareholders’ equity, closing balance	1.4	1.4	1.9
Share capital | Subordinate Voting Shares
$
Shareholders’ equity, opening balance	111.2	104.2	101.1
Purchase of subordinate voting shares	(38.7)
Excess of purchase price over average share capital amount	37.1
Issuance of subordinate voting shares in business combination (note 5)		1.5
Convert multiple voting shares to subordinate voting shares		0.5	0.3
Exercise of stock options	3.7	5.0	2.8
Settlement of RSUs	0.0
Shareholders’ equity, closing balance	$ 113.3	$ 111.2	$ 104.2